Merger and Asset Purchase Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of pro-forma combined results of operations
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Gross Revenue	$4,420,265	2,011,758
Gross Profit	$1,118,535	1,072,235
Net loss	$(13,088,173)	(2,879,370)
Net loss per share	$(0.28)	(0.15)
Weighted average number of shares outstanding	46,898,066	18,992,697

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Gross Revenue	$4,420,265	2,011,758
Gross Profit	$1,118,535	1,072,235
Net loss	$(13,088,173)	(2,879,370)
Net loss per share	$(0.28)	(0.15)
Weighted average number of shares outstanding	46,898,066	18,992,697

Schedule of purchase price allocation
Purchase Price
Purchase Price	$2,987,254
Total purchase price	$2,987,254

Allocation of purchase price
Tangible Assets/ (Liabilities)	$(459,464)
Trade Names / Trademarks	877,000
IP/Trade Secrets	801,000
License	306,000
Non-Compete Agreements	39,000
Customer Relationships	152,000
Goodwill (incl. trained and assembled workforce)	1,271,718
Total allocation of purchase price	$2,987,254

Purchase Price
Purchase Price	$2,987,254
Total purchase price	$2,987,254

Allocation of purchase price
Tangible Assets/ (Liabilities)	$(459,464)
Trade Names / Trademarks	877,000
IP/Trade Secrets	801,000
License	306,000
Non-Compete Agreements	39,000
Customer Relationships	152,000
Goodwill (incl. trained and assembled workforce)	1,271,718
Total allocation of purchase price	$2,987,254

Purchase Price
Purchase Price	$2,987,254
Total purchase price	$2,987,254

Allocation of purchase price
Tangible Assets/ (Liabilities)	$(459,464)
Trade Names / Trademarks	877,000
IP/Trade Secrets	801,000
License	306,000
Non-Compete Agreements	39,000
Customer Relationships	152,000
Goodwill (incl. trained and assembled workforce)	1,271,718
Total allocation of purchase price	$2,987,254

Purchase Price
Purchase Price	$2,841,715
Total purchase price	$2,841,715

Allocation of purchase price
Trade Names / Trademarks	$1,041,962
IP/Trade Secrets	1,177,060
License	372,684
Non-Compete Agreements	250,009
Total allocation of purchase price	$2,841,715

Schedule of asset acquisition of preliminary purchase price allocation
Purchase Price
Cash	$690,504
Stock	6,603,722
Assumed liabilities	1,658,538
Total purchase price	$8,952,764

Allocation of purchase price
Tangible Assets/(Liabilities)	$85,483
Trade Names/Trademarks	2,522,000
IP/Trade Secrets	1,075,000
License	386,000
Proprietary Software/Technology	4,189,000
Non-Compete Agreements	247,000
Customer Relationships	59,000
Excess Purchase Price Over Net Liabilities Acquired	389,281
Total allocation of purchase price	$8,952,764